Acquisitions, Investments, Dispositions and Assets Held for Sale - Radiopolis (Details) - MXN ($) $ in Thousands	1 Months Ended
	Mar. 31, 2020	Jul. 31, 2019	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Liabilities related to assets held for sale			$ 432,812
Sistema Radiopolis, S.A. de C.V. (Radiopolis) and subsidiaries
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary sold (as a percent)		50.00%
Aggregate cash proceeds		$ 1,248,000
Assets held for sale			1,675,426
Liabilities related to assets held for sale			$ 432,812
Sistema Radiopolis, S.A. de C.V. (Radiopolis) and subsidiaries | Amount to be received in March 2020
Disclosure of subsidiaries [line items]
Aggregate cash proceeds	$ 603,395
Sistema Radiopolis, S.A. de C.V. (Radiopolis) and subsidiaries | Amount to be received in June 2020
Disclosure of subsidiaries [line items]
Aggregate cash proceeds	644,605
Dividend receivable	$ 300,000